Share-Based Incentive Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Incentive Compensation disclosure
Share-Based Incentive Compensation disclosure [Text Block]

13. SHARE-BASED INCENTIVE COMPENSATION

        The Company has a share-based incentive compensation plan, The Travelers Companies, Inc. Amended and Restated 2004 Stock Incentive Plan, as amended (the 2004 Incentive Plan), which replaced prior share-based incentive compensation plans (legacy plans). The purposes of the 2004 Incentive Plan are to align the interests of the Company's non-employee directors, executive officers and other employees with those of the Company's shareholders, and to attract and retain personnel by providing incentives in the form of stock-based awards. The 2004 Incentive Plan permits grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, deferred stock, deferred stock units, performance awards and other stock-based or stock-denominated awards with respect to the Company's common stock. The number of shares of the Company's common stock authorized for grant under the 2004 Incentive Plan is 35 million shares, subject to additional shares that may be available for awards as described below. The Company has a policy of issuing new shares to settle the exercise of stock option awards and the vesting of other equity awards. The 2004 Incentive Plan expires in July 2014. The Company's board of directors has approved a new share-based incentive compensation plan to replace the expiring plan having substantially the same terms (other than the number of shares available) as the 2004 Incentive Plan which will be submitted for shareholder approval at the Company's 2014 Annual Meeting of Shareholders.

        In connection with the adoption of the 2004 Incentive Plan, legacy share-based incentive compensation plans were terminated. Outstanding grants were not affected by the termination of these legacy plans, including the grant of reload options related to prior option grants under the legacy plans. As of December 31, 2012, there were no longer any options eligible for reload.

        The 2004 Incentive Plan is currently the only plan pursuant to which future stock-based awards may be granted. In addition to the 35 million shares initially authorized for issuance under the 2004 Incentive Plan, the following will not be counted towards the 35 million shares available and will be available for future grants under the 2004 Incentive Plan: (i) shares of common stock subject to an award that expires unexercised, that is forfeited, terminated or canceled, that is settled in cash or other forms of property, or otherwise does not result in the issuance of shares of common stock, in whole or in part; (ii) shares that are used to pay the exercise price of stock options and shares used to pay withholding taxes on awards generally; and (iii) shares purchased by the Company on the open market using cash option exercise proceeds; provided, however, that the increase in the number of shares of common stock available for grant pursuant to such market purchases shall not be greater than the number that could be repurchased at fair market value on the date of exercise of the stock option giving rise to such option proceeds. These provisions also apply to awards granted under the legacy share-based incentive compensation plans that were outstanding on the effective date of the 2004 Incentive Plan.

        The Company also has a compensation program for non-employee directors (the Director Compensation Program). Under the Director Compensation Program, non-employee directors' compensation consists of an annual retainer, a deferred stock award, committee chair fees and a lead director fee. Each non-employee director may choose to receive all or a portion of his or her annual retainer in the form of cash or deferred stock units which vest upon grant. The annual deferred stock awards vest in full one day prior to the date of the Company's annual meeting of shareholders occurring in the year following the year of the grant date, subject to continued service. The deferred stock awards may accumulate, including reinvestment dividends, until distribution either in a lump sum six months after termination of service as a director or, if the director so elects, in annual installments beginning at least six months following termination of service as a director. The shares of deferred stock units issued under the Director Compensation Program are awarded under the 2004 Incentive Plan.

Stock Option Awards

        Stock option awards granted to eligible officers and key employees have a ten-year term. Prior to January 1, 2007, stock options were granted with an exercise price equal to the fair market value of the Company's common stock on the day preceding the date of grant. Beginning January 1, 2007, all stock options are granted with an exercise price equal to the closing price of the Company's common stock on the date of grant. The stock options granted generally vest upon meeting certain years of service criteria. Except as the Compensation Committee of the Board may allow in the future, stock options cannot be sold or transferred by the participant. The stock options granted under the 2004 Incentive Plan vest three years after grant date (cliff vest).

        In addition to the stock option awards described above, certain stock option awards that were granted under legacy plans permitted an employee exercising an option to be granted a new option (a reload option) at an exercise price equal to the closing price of the Company's common stock on the date on which the original option was exercised. The reload option was permitted on certain stock option awards granted prior to January 2003 at an amount equal to the number of shares of the common stock used to satisfy both the exercise price and withholding taxes due upon exercise of an option and vest either six months or one year after the grant date and are exercisable for the remaining term of the related original option. As of December 31, 2012, there were no longer any options eligible for reload.

        The fair value of each option award is estimated on the date of grant by application of a variation of the Black-Scholes option pricing model using the assumptions noted in the following table. The expected term of newly granted stock options is the time to vest plus half the remaining time to expiration. This considers the vesting restriction and represents an even pattern of exercise behavior over the remaining term. Reload options were exercisable for the remaining term of the original option and therefore generally had a shorter expected term. Beginning in April 2010, due to the Company having attained sufficient history with respect to changes in its stock prices over time, the expected volatility assumption is based on the historical volatility of the Company's common stock for the same period as the estimated option term based on the mid-month of the option grant. Prior to April 2010, the expected volatility was based on the average historical volatility of the common stock of an industry peer group of entities due to the limited Company stock history. The expected dividend is based upon the Company's current quarter dividend annualized and assumed to be constant over the expected option term. The risk-free interest rate for each option is the interpolated market yield for the mid-month of the option grant on a U.S. Treasury bill with a term comparable to the expected option term of the granted stock option. Shares received through option exercises under the reload program were subject to either a one-year or two-year restriction on sale. A discount, as measured by the estimated cost of protecting against changes in market value - 5% for one-year sales restrictions and 10% for two-year sales restrictions - had been applied to the fair value of reload options granted to reflect these sales restrictions. The following assumptions were used in estimating the fair value of options on grant date for the years ended December 31, 2013, 2012 and 2011:

2013	Original Grants
Expected term of stock options	6 years
Expected volatility of the Company's stock	28.7% - 28.8%
Weighted average volatility	28.8%
Expected annual dividend per share	$1.84
Risk-free rate	1.11% - 1.14%

2012	Original Grants	Reload Grants
Expected term of stock options	6 years	1 year
Expected volatility of the Company's stock	28.5% - 28.6%	22.9% - 23.5%
Weighted average volatility	28.6%	23.4%
Expected annual dividend per share	$1.64 - $1.84	$1.64 - $1.84
Risk-free rate	1.02% - 1.17%	0.10% - 0.17%

2011	Original Grants	Reload Grants
Expected term of stock options	6 years	1 year
Expected volatility of the Company's stock	28.0% - 28.6%	15.7% - 17.6%
Weighted average volatility	28.2%	15.9%
Expected annual dividend per share	$1.44 - $1.64	$1.44 - $1.64
Risk-free rate	1.19% - 2.62%	0.10% - 0.29%

        A summary of stock option activity under the Company's 2004 Incentive Plan and legacy share-based incentive compensation plans as of and for the year ended December 31, 2013 is as follows:

Stock Options	Number	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining	Aggregate Intrinsic Value ($ in millions)
Outstanding, beginning of year	12,596,208	$50.58
Original grants	1,862,670	78.65
Exercised	(3,320,511)	45.72
Forfeited or expired	(67,111)	63.13

Outstanding, end of year	11,071,256	$56.68	6.3 Years	$375

Vested at end of year(1)	7,796,550	$53.40	5.6 Years	$290

Exercisable at end of year	4,888,957	$47.05	4.1 Years	$213

(1)
Represents awards for which the requisite service has been rendered, including those that are retirement eligible.

        The following table presents additional information regarding original and reload grants for the years ended December 31, 2013, 2012 and 2011.

2013	Original Grants
Weighted average grant-date fair value of options granted (per share)	$17.09
Total intrinsic value of options exercised during the year (in millions)	$122

2012	Original Grants	Reload Grants
Weighted average grant-date fair value of options granted (per share)	$12.08	$4.49
Total intrinsic value of options exercised during the year (in millions)	$102	$5

2011	Original Grants	Reload Grants
Weighted average grant-date fair value of options granted (per share)	$12.94	$3.19
Total intrinsic value of options exercised during the year (in millions)	$76	$11

        On February 4, 2014, the Company, under the 2004 Stock Incentive Plan, granted 2,009,087 stock option awards with an exercise price of $80.35 per share. The fair value attributable to the stock option awards on the date of grant was $17.22 per share.

Restricted Stock Units, Deferred Stock Units and Performance Share Award Programs

        The Company issues restricted stock unit awards to eligible officers and key employees under the Equity Awards program established pursuant to the 2004 Incentive Plan. A restricted stock unit represents the right to receive a share of common stock. These restricted stock unit awards are granted at market price, generally vest three years from the date of grant, do not have voting rights and the underlying shares of common stock are not issued until the vesting criteria is satisfied. In addition, the Company's board of directors can be issued deferred stock unit awards from (i) an annual award; (ii) deferred compensation (in lieu of cash retainer); and (iii) dividend reinvestment shares earned on outstanding deferred compensation.

        The Company also has a Performance Share Awards Program pursuant to the 2004 Incentive Plan which became effective beginning in 2006. Under the program, the Company may issue performance share awards to certain employees of the Company who hold positions of Vice President (or its equivalent) or above. The performance awards provide the recipient the right to earn shares of the Company's common stock based upon the Company's attainment of certain performance goals. The performance goals for performance awards are based on the Company's adjusted return on equity over a three-year performance period. Vesting of any performance shares is contingent upon the Company attaining the relevant performance period minimum threshold return on equity. If the performance period return on equity is below the minimum threshold, none of the shares will vest. If performance meets or exceeds the minimum performance threshold, a range of performance shares will vest (50%—150% for awards granted in February 2010, 50%—130% for awards granted in February 2011, 2012 and 2013; and 50%—150% for awards granted in 2014); depending on the actual return on equity attained.

        The fair value of restricted stock units, deferred stock units and performance shares is measured at the market price of the Company stock at date of grant.

        The total fair value of shares that vested during the years ended December 31, 2013, 2012 and 2011 was $151 million, $146 million and $121 million, respectively.

        A summary of restricted stock units, deferred stock units and performance share activity under the Company's 2004 Incentive Plan and legacy plans as of and for the year ended December 31, 2013 is as follows:

	Restricted and Deferred Stock Units			Performance Shares
Other Equity Instruments	Number		Weighted Average Grant-Date Fair Value	Number		Weighted Average Grant-Date Fair Value
Outstanding, beginning of year	2,196,382		$56.17	1,438,221		$58.22
Granted	763,358		79.00	604,057		77.29
Vested	(962,737	)(1)	56.92	(811,184	)(2)	57.91
Forfeited	(67,103)		67.30	(37,793)		65.60
Performance-based adjustment	—		—	211,053	(3)	66.16

Outstanding, end of year	1,929,900		$64.43	1,404,354		$68.29

(1)
Represents awards for which the requisite service has been rendered.

(2)
Reflects the number of performance shares attributable to the performance goals attained over the completed performance period (three years) and for which service conditions have been met.

(3)
Represents the current year change in estimated performance shares to reflect the attainment of performance goals for the awards that were granted in each of the years 2010 through 2013.

        On February 4, 2014, the Company, under the 2004 Stock Incentive Plan, granted 1,334,775 common stock awards in the form of restricted stock units, deferred stock units and performance share awards to participating officers, non-employee directors and other key employees. The restricted stock units and deferred stock units totaled 739,874 shares while the performance share awards totaled 594,901 shares. The fair value per share attributable to the common stock awards on the date of grant was $80.35.

Share-Based Compensation Cost Recognition

        The amount of compensation cost for awards subject to a service condition is based on the number of shares expected to be issued and is recognized over the time period for which service is to be provided (requisite service period). Awards granted to retiree-eligible employees or to employees who become retiree-eligible before an award's vesting date are considered to have met the requisite service condition. The compensation cost for awards subject to a performance condition is based upon the probable outcome of the performance condition, which on the grant date reflects an estimate of attaining 100% of the performance shares granted. The compensation cost reflects an estimated annual forfeiture rate from 3.0% to 4.5% over the requisite service period of the awards. That estimate is revised if subsequent information indicates that the actual number of instruments expected to vest is likely to differ from previous estimates. Compensation costs for awards are recognized on a straight-line basis over the requisite service period. For awards that have a graded vesting schedule, the compensation cost is recognized on a straight-line basis over the requisite service period for each separate vesting portion of the award as if the award was, in substance, multiple awards. The total compensation cost for all share-based incentive compensation awards recognized in earnings for the years ended December 31, 2013, 2012 and 2011 was $129 million, $120 million and $121 million, respectively. Included in these amounts are compensation cost adjustments of $8 million, $4 million and $4 million, for the years ended December 31, 2013, 2012 and 2011, respectively, that reflected the cost associated with the updated estimate of performance shares due to attaining certain performance levels from the date of the initial grant of the performance awards. The related tax benefits recognized in earnings were $45 million, $42 million and $42 million for the years ended December 31, 2013, 2012 and 2011, respectively.

        At December 31, 2013, there was $120 million of total unrecognized compensation cost related to all nonvested share-based incentive compensation awards. This includes stock options, restricted and deferred stock units and performance shares granted under the 2004 Incentive Plan. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.7 years.

        Cash received from the exercise of employee stock options under share-based compensation plans totaled $206 million and $295 million in 2013 and 2012, respectively. The tax benefit realized for tax deductions from employee stock options exercised during 2013 and 2012 totaled $42 million and $36 million, respectively.